Other Liabilities - Details of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Liabilities for concessions	$ 94	$ 67	$ 7
Liabilities for contractual claims	47	49	1
Provision for operating optimizations	266
Miscellaneous	3	6	4
Total, other current liabilities	410	122	12
Noncurrent
Liabilities for concessions	0	8	18
Liabilities for contractual claims	74	104	1
Total, other noncurrent liabilities	$ 74	$ 112	$ 19